1039280

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

PROCESSED
JUL 16 2003
THOMSON FINANCIAL

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

03026559

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

NetSol Technologies, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
24011 Ventura Blvd.Ste.101, Calabasas, CA 91302	
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
Same	

Brief Description of Business

Software Development

SEC MAIL PROCESSING RECEIVED JUL 15 2003 WASH. D.C. 188 SECTION

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 03 Year 97 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) ☐☐

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ghauri, Najeeb

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ghauri, Salim

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ghauri, Naeem

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mustafa, Irfan

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Burki, Shahid

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Moody, Jim

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Beckert, Eugen

Business or Residence Address (Number and Street, City, State, Zip Code)
24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

ADDITIONAL

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Randeree, Shabir

Business or Residence Address (Number and Street, City, State, Zip Code)

24011 Ventura Blvd., Ste. 101, Calabasas, CA 91302

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ No Minimum

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Fresne, David

Business or Residence Address (Number and Street, City, State, Zip Code)

405 Lexington Ave., New York, NY 10174

Name of Associated Broker or Dealer

Maxim Group LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	[X] CA	[X] CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	[X] KS	KY	LA	ME	MD	[X] MA	MI	MN	MS	MO
MT	NE	NV	NH	[X] NJ	NM	[X] NY	NC	ND	[X] OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$1,200,000	$ 1,200,000
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ -	$ -
Partnership Interests	$ -	$ -
Other (Specify ____)	$ -	$ -
Total	$1,200,000	$ 1,200,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	12	$1,215,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 2,500
Printing and Engraving Costs	☐	$
Legal Fees	☐	$ 30,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$ 121,500
Other Expenses (identify) Expenses + Advisory Fees	☐	$ 63,950
Total	☐	$ 217,950

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 997,050

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $997,050	☐ $
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $997,050	☐ $
Total Payments Listed (column totals added)	☐ $997,050	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
NetSol Technologies, Inc.	[signature]	July 10, 2003
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Najeeb Ghauri	CFO & Chairman	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
NetSol Technologies, Inc.	[signature]	7.10.03
Name (Print or Type)	**Title (Print or Type)**	
Najeeb Ghauri	CFO & Chairman	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
.	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA		X	Common	3	700,000	-0-	-0-		
CO		X	Common	1	10,000	-0-	-0-		
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS		X	Common	1	300,000	-0-	-0-		
KY									
LA									
ME									
MD									
MA		X	Common	1	90,000	-0-	-0-		
MI									
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
MT									
NE									
NV									
NH									
NJ		X	Common	2	30,000	-0-	-0-		
NM									
NY		X	Common	3	75,000	-0-	-0-		
NC									
ND									
OH		X	Common	1	10,000	-0-	-0-		
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

FORM U-2

CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, NetSol TEchnologies, Inc. organized under the laws of Nevada, for purposes of complying with the laws of the states indicated hereunder relating to (i) either the registration or sale of securities or (ii) the furnishing of investment advisory services, hereby irrevocably appoints the officers of the states so designated hereunder and their successors in such offices, its attorney in those states so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the states so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the states so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that state and have been served lawfully with process in that state.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Place an "X" before the names of all states for which the person executing this form is appointing the designated Officer of that state as its attorney in that state for receipt of service of process:

X	ALABAMA	Secretary of State.
X	ALASKA	Commissioner, Department of Community And Economic Development.
X	ARIZONA	The Corporation Commission.
X	ARKANSAS	Commissioner of Securities Department.
X	CALIFORNIA	Commissioner of Corporations.
X	COLORADO	Securities Commissioner.
X	CONNECTICUT	Banking Commissioner.
X	DELAWARE	Securities Commissioner.
X	DISTRICT OF COLUMBIA	Each member of Public Service Commission or Commissioner's successor in office.
X	FLORIDA	Department of Banking and Finance.
X	GEORGIA	Commissioner of Securities.
X	GUAM	Administrator, Department of Revenue and Taxation.
X	HAWAII	Commissioner of Securities & Consumer Affairs.
X	IDAHO	Director of Department of Finance and his successors in office.
X	ILLINOIS	Secretary of State.
X	INDIANA	Secretary of State.
X	IOWA	Commissioner of Insurance.
X	KANSAS	Secretary of State.
X	KENTUCKY	Commissioner, Department of Financial Institutions.
X	LOUISIANA	Commissioner of Securities.
X	MAINE	Securities Administrator.
X	MARYLAND	Securities Commissioner of the Division of Securities.
X	MASSACHUSETTS	State Secretary.
X	MICHIGAN	Commissioner, Office of Financial and Insurance Services.
X	MINNESOTA	Commissioner of Commerce.
X	MISSISSIPPI	Secretary of State.
X	MISSOURI	Commissioner of Securities.
X	MONTANA	Securities Commissioner and his successors in office.
X	NEBRASKA	Director of Department of Banking and Finance.
X	NEVADA	Administrator of the Securities Division of the Office of the Secretary of State.

x	NEW HAMPSHIRE	Secretary of State.
x	NEW JERSEY	Chief, Bureau of Securities in the Division of Consumer Affairs of the Department of Law and Public Safety.
X	NEW MEXICO	Director, Securities Division Of the Regulation and Licensing Department.
x	NEW YORK	Secretary of State.
X	NORTH CAROLINA	Secretary of State.
x	NORTH DAKOTA	Securities Commissioner.
x	OHIO	Secretary of State.
x	OREGON	Director, Department of Consumer and Business Services.
x	OKLAHOMA	Department of Securities.
x	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process.
x	PUERTO RICO	Commissioner of Financial Institutions.
x	RHODE ISLAND	Director of Department of Business Regulation.
X	SOUTH CAROLINA	Attorney General (ex officio Securities Commissioner).
X	SOUTH DAKOTA	Director of the Division of Securities.
x	TENNESSEE	Commissioner of Commerce and Insurance.
X	TEXAS	Securities Commissioner.
x	UTAH	Director, Division of Securities.
X	VERMONT	Commissioner of Banking, Insurance, Securities, and Health Care Administration.
X	VIRGINIA	Clerk, State Corporation Commission.
x	WASHINGTON	Director of the Department of Financial Institutions.
x	WEST VIRGINIA	Commissioner. (Auditor of the State).
x	WISCONSIN	Division of Securities, Department of Financial Institutions.
x	WYOMING	Secretary of State.

Dated this July 10th 2003

APPLICANT

NetSol Technologies

By: [signature]

By: Najeeb Ghauri, CFO CHairman

(CORPORATE SEAL)

THE STATE OF CALIFORNIA §
§
COUNTY OF Los Angeles §

On this July 10, 2003, before me, Stephen A. Tramontana the undersigned officer, personally appeared , Najeeb Gho known personally to me to be the of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

(SEAL)

STEPHEN A. TRAMONTANA
COMM. #1350472
NOTARY PUBLIC-CALIFORNIA
LOS ANGELES COUNTY
My Comm. Expires April 9, 2006

[signature]
Notary Public/Commissioner of Oaths

My Commission Expires April 9, 2006

FORM U-2A UNIFMROM CORPOFATE RESOLUTIONS OF NETSOL TECHINOLOGIES, INC.

RESOLVED, that it is desirable and in the best interests of this Corporation that the shares (the "Securities") be qualified or registered for sale in various states that the officers of the Company hereby are authorized to determine the states in which appropriate action shall be taken to qualify or register for sale all or such part of the Securities of this Corporation as said officers may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all required papers and documents, including but not limited to, applications, reports surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by such officers of any such paper or document or the doing by then of any act in connection with the foregoing matters shall conclusively establish their authority therefore from this Corporation and the approval and ratification by this Corporation of he papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that he is the CFO and Chairman of NetSol Technologies, Inc. a corporation organized under the laws of the state of Nevada that the foregoing is a true and correct copy of a resolution duly adopted by the board of directors at their special meeting held on May 19, 2003; than t the passage of said resolution was in all respects legal and that the said resolution was in full force and effect.

Dated:

NetSol Technologies, Inc.,
a Nevada corporation

(Corporate Seal)

Najeeb Ghauri, CFO and Chairman

THE STATE OF CALIFORNIA
COUNTY OF LOS ANGELES

On July 10th, 2003 before, me Stephen A Tramontana the undersigned officer, personally appeared Najeeb Ghauri, known personally to me or by proved to me on the basis of satisfactory evidence to be the CFO of the above named corporation and acknowledge that he, as an officer being authorized to do so, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as the officer.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

STEPHEN A. TRAMONTANA
COMM. #1350472
NOTARY PUBLIC-CALIFORNIA
LOS ANGELES COUNTY
My Comm. Expires April 9, 2006

NOTARY PUBLIC / COMMISSIONER OF OATHS
STATE OF CALIFORNIA

(SEAL)

My commission Expires: April 9, 2006